Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
		As of December 31,
	Notes	2017	2018
		$	$

Payroll and welfare payable		1,789	3,606
VAT, and other taxes payable		2,336	2,551
Payables for office supply and utilities		458	547
Payables for purchase of property and equipment		52	50
Professional service fees		3,312	3,347
Payables for share purchase consideration	(9)	-	5,821
Payables for Samsung arbitration compensation	(21)	-	2,767
Others		178	308
		8,125	18,997